SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD
SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD	4 SIGNIFICANT CHANGES IN THE CURRENT REPORTING PERIOD The significant increase of revenue and net profit for 2021 is mainly due to the rise in market price of aluminum.